Trade Accounts Receivable, Net - Narrative (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade Accounts Receivable, Net
Allowance for the period	$ 1,238	$ 1,176	$ 1,367
Health Division | Trade receivables
Trade Accounts Receivable, Net
Allowance for the period	577	506	527
The Coca-Cola company
Trade Accounts Receivable, Net
Contributions from related parties	$ 2,721	$ 2,012	$ 2,450
Top of range
Trade Accounts Receivable, Net
Percentage of unrecoverable trade accounts receivables	600.00%